Provision for legal claims (Details) - Schedule of judicial deposits - Judicial Deposits[Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Provision for legal claims (Details) - Schedule of judicial deposits [Line Items]
Total	R$ 2,215	R$ 2,120
Labor [Member]
Provision for legal claims (Details) - Schedule of judicial deposits [Line Items]
Loss contingencies	320	339
Tax [Member]
Provision for legal claims (Details) - Schedule of judicial deposits [Line Items]
Loss contingencies	1,250	1,195
Environmental [Member]
Provision for legal claims (Details) - Schedule of judicial deposits [Line Items]
Loss contingencies	485	434
Civil [Member]
Provision for legal claims (Details) - Schedule of judicial deposits [Line Items]
Loss contingencies	R$ 160	R$ 152